Income tax and contribution - Schedule of Reconciliation of the effective income tax rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	R$ (9,190,174)	R$ (2,340,930)	R$ (722,367)
Tax rate effect of tax losses	34.00%	34.00%	34.00%
Tax expense (income) at applicable tax rate	R$ 3,124,659	R$ 795,916	R$ 245,605
Adjustments to determine the effective rate:
Tax effect of tax losses	(2,857,978)	(890,067)	(600,240)
Mark to market of convertible instruments	148,592	(8,584)	176,737
Tax effect of income (expense) not deductible in determining taxable profit (tax loss)	(395,579)	43,764	154,669
Other tax effects for reconciliation between accounting profit and tax expense (income)	19,109	19,445	23,229
Income tax and social contribution credit (expense)	(38,803)	39,526	0
Current income tax and social contribution	(723)	0	0
Deferred income tax and social contribution	39,526	(39,526)	0
Income tax and social contribution credit (expense)	38,803	(39,526)	0
Income tax and social contribution credit	R$ 38,803	R$ (39,526)	R$ 0
Effective rate	0.40%	(1.70%)	0.00%